LEASES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease ROU assets	$ 7,003	$ 13,117	$ 0
Operating lease liabilities	5,009		0
Operating lease liabilities, long-term	$ 3,833		$ 0
Weighted average remaining lease term (in years)	1 year 9 months 18 days
Weighted average discount rate	1.00%